Supplemental Guarantor Financial Information - Condensed Consolidating Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net cash provided by (used in) continuing operations	$ 150,420	$ 262,489	$ 189,100
Net cash provided by (used in) discontinued operations	(1,794)	1,016	(57,404)
Net cash provided by (used in) operating activities	148,626	263,505	131,696
Cash flows from investing activities:
Capital expenditures	(131,673)	(73,670)	(155,344)
Proceeds from sale of property, plant and equipment	8,866	2,814	6,609
Intercompany transfers	0	0	0
Return of investments in non-consolidated affiliates	0	10,403	15,185
Proceeds received from settlement of note receivable	0	0	5,357
Cash invested in non-consolidated affiliates	0	0	(33)
Proceeds from sale of business	894	0	0
Settlement of foreign currency derivatives	0	(709)	0
Decrease in restricted cash	125	819	0
Net cash used in continuing operations	(121,788)	(60,343)	(128,226)
Net cash provided by discontinued operations	19,575	36,079	46,112
Net cash used in investing activities	(102,213)	(24,264)	(82,114)
Cash flows from financing activities:
Proceeds from borrowings of debt	501,088	430,758	673,500
Repayments of debt	(476,503)	(610,261)	(143,500)
Intercompany transfers	0	0	0
Cash transfer to Archrock, Inc.	(44,720)	(49,176)	(532,578)
Net distributions to parent	0	0	(40,218)
Payments for debt issuance costs	(7,911)	(779)	(13,345)
Proceeds from stock options exercised	684	786	0
Purchases of treasury stock	(4,792)	(2,091)	(54)
Net cash provided by (used in) financing activities	(32,154)	(230,763)	(56,195)
Effect of exchange rate changes on cash and cash equivalents	(792)	(1,832)	(3,716)
Net increase (decrease) in cash and cash equivalents	13,467	6,646	(10,329)
Cash and cash equivalents at beginning of period	35,678	29,032	39,361
Cash and cash equivalents at end of period	49,145	35,678	29,032
Reportable Legal Entities | Parent Guarantor
Cash flows from operating activities:
Net cash provided by (used in) continuing operations	(476)	(53)	1
Net cash provided by (used in) discontinued operations	0	0	0
Net cash provided by (used in) operating activities	(476)	(53)	1
Cash flows from investing activities:
Capital expenditures	0	0	0
Proceeds from sale of property, plant and equipment	0	0	0
Intercompany transfers	0	0	0
Return of investments in non-consolidated affiliates		0	0
Proceeds received from settlement of note receivable			0
Cash invested in non-consolidated affiliates			0
Proceeds from sale of business	0
Settlement of foreign currency derivatives		0
Decrease in restricted cash	0	0
Net cash used in continuing operations	0	0	0
Net cash provided by discontinued operations	0	0	0
Net cash used in investing activities	0	0	0
Cash flows from financing activities:
Proceeds from borrowings of debt	0	0	0
Repayments of debt	0	0	0
Intercompany transfers	742	147	36
Cash transfer to Archrock, Inc.	0	0	0
Net distributions to parent			0
Payments for debt issuance costs	0	0	0
Proceeds from stock options exercised	0	0
Purchases of treasury stock	0	0	0
Net cash provided by (used in) financing activities	742	147	36
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Net increase (decrease) in cash and cash equivalents	266	94	37
Cash and cash equivalents at beginning of period	131	37	0
Cash and cash equivalents at end of period	397	131	37
Reportable Legal Entities | Issuers
Cash flows from operating activities:
Net cash provided by (used in) continuing operations	74,003	84,164	45,761
Net cash provided by (used in) discontinued operations	0	0	0
Net cash provided by (used in) operating activities	74,003	84,164	45,761
Cash flows from investing activities:
Capital expenditures	(54,527)	(26,670)	(42,777)
Proceeds from sale of property, plant and equipment	3,809	1,488	820
Intercompany transfers	(742)	(147)	(36)
Return of investments in non-consolidated affiliates		0	0
Proceeds received from settlement of note receivable			0
Cash invested in non-consolidated affiliates			0
Proceeds from sale of business	894
Settlement of foreign currency derivatives		(709)
Decrease in restricted cash	0	0
Net cash used in continuing operations	(50,566)	(26,038)	(41,993)
Net cash provided by discontinued operations	0	0	0
Net cash used in investing activities	(50,566)	(26,038)	(41,993)
Cash flows from financing activities:
Proceeds from borrowings of debt	501,088	430,758	673,500
Repayments of debt	(476,503)	(610,261)	(143,500)
Intercompany transfers	16,267	188,180	52,917
Cash transfer to Archrock, Inc.	(44,720)	(49,176)	(532,578)
Net distributions to parent			(40,218)
Payments for debt issuance costs	(7,911)	(779)	(13,345)
Proceeds from stock options exercised	684	786
Purchases of treasury stock	(4,792)	(2,091)	(54)
Net cash provided by (used in) financing activities	(15,887)	(42,583)	(3,278)
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Net increase (decrease) in cash and cash equivalents	7,550	15,543	490
Cash and cash equivalents at beginning of period	16,645	1,102	612
Cash and cash equivalents at end of period	24,195	16,645	1,102
Reportable Legal Entities | Non- Guarantor Subsidiaries
Cash flows from operating activities:
Net cash provided by (used in) continuing operations	76,893	178,378	143,338
Net cash provided by (used in) discontinued operations	(1,794)	1,016	(57,404)
Net cash provided by (used in) operating activities	75,099	179,394	85,934
Cash flows from investing activities:
Capital expenditures	(77,146)	(47,000)	(112,567)
Proceeds from sale of property, plant and equipment	5,057	1,326	5,789
Intercompany transfers	(16,267)	(188,180)	(52,917)
Return of investments in non-consolidated affiliates		10,403	15,185
Proceeds received from settlement of note receivable			5,357
Cash invested in non-consolidated affiliates			(33)
Proceeds from sale of business	0
Settlement of foreign currency derivatives		0
Decrease in restricted cash	125	819
Net cash used in continuing operations	(88,231)	(222,632)	(139,186)
Net cash provided by discontinued operations	19,575	36,079	46,112
Net cash used in investing activities	(68,656)	(186,553)	(93,074)
Cash flows from financing activities:
Proceeds from borrowings of debt	0	0	0
Repayments of debt	0	0	0
Intercompany transfers	0	0	0
Cash transfer to Archrock, Inc.	0	0	0
Net distributions to parent			0
Payments for debt issuance costs	0	0	0
Proceeds from stock options exercised	0	0
Purchases of treasury stock	0	0	0
Net cash provided by (used in) financing activities	0	0	0
Effect of exchange rate changes on cash and cash equivalents	(792)	(1,832)	(3,716)
Net increase (decrease) in cash and cash equivalents	5,651	(8,991)	(10,856)
Cash and cash equivalents at beginning of period	18,902	27,893	38,749
Cash and cash equivalents at end of period	24,553	18,902	27,893
Eliminations
Cash flows from operating activities:
Net cash provided by (used in) continuing operations	0	0	0
Net cash provided by (used in) discontinued operations	0	0	0
Net cash provided by (used in) operating activities	0	0	0
Cash flows from investing activities:
Capital expenditures	0	0	0
Proceeds from sale of property, plant and equipment	0	0	0
Intercompany transfers	17,009	188,327	52,953
Return of investments in non-consolidated affiliates		0	0
Proceeds received from settlement of note receivable			0
Cash invested in non-consolidated affiliates			0
Proceeds from sale of business	0
Settlement of foreign currency derivatives		0
Decrease in restricted cash	0	0
Net cash used in continuing operations	17,009	188,327	52,953
Net cash provided by discontinued operations	0	0	0
Net cash used in investing activities	17,009	188,327	52,953
Cash flows from financing activities:
Proceeds from borrowings of debt	0	0	0
Repayments of debt	0	0	0
Intercompany transfers	(17,009)	(188,327)	(52,953)
Cash transfer to Archrock, Inc.	0	0	0
Net distributions to parent			0
Payments for debt issuance costs	0	0	0
Proceeds from stock options exercised	0	0
Purchases of treasury stock	0	0	0
Net cash provided by (used in) financing activities	(17,009)	(188,327)	(52,953)
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	$ 0	$ 0	$ 0